Lessee disclosures	12 Months Ended
Sep. 30, 2020
Lessee disclosures
Lessee disclosures

Note 26. Lessee disclosures

Accounting policy

Accounting policy for 30 September 2020 under AASB 16

At the lease commencement date (or the inception date for certain leases), a right-of-use (ROU) asset and a lease liability are recognised in the balance sheet for all leases with the exception of short term leases (12 months or less) and low value leases (underlying asset is less than A$10,000).

ROU asset

The ROU asset is initially measured at cost being the amount of the initial measurement of the lease liability, plus any payments made at or before the commencement date, initial direct costs and estimated make-good costs, less any lease incentives received. It is subsequently measured at cost less accumulated depreciation and impairment losses. The asset is also adjusted for any subsequent remeasurement of the lease liability (refer below).

Depreciation expense is recognised in operating expenses on a straight-line basis over the lease term.
Lease liability

The lease liability is initially measured at the present value of the future lease payments using a discount rate based on Westpac’s incremental borrowing rate. It is subsequently increased by interest, reduced by principal payments and remeasured for any reassessment or lease modification.

The lease liability may be remeasured in certain circumstances. For Westpac’s leases, it is expected that the lease liability will only be required to be remeasured to reflect a change in the Group’s assessment of the exercise of an extension option (refer below) or for a change in future lease payments for a change in rate or index.

Interest expense is recognised in net interest income on an effective yield basis.
Lease term

Extension options are included in a number of lease contracts. The extension options are only included in the lease term if the lease is reasonably certain to be extended, which is assessed by the Group at the lease commencement date. The assessment is reviewed if a significant event or significant change in circumstances occurs which affects this assessment and is within the control of the Group.

A reassessment of the lease term (to determine whether it has become ‘reasonably certain’ that an extension option will be exercised) must be undertaken for each of the Group’s property and technology leases at a specific point prior to the lease expiry date. The reassessment point, which is generally based on the option exercise window, will vary in each jurisdiction.

Scope exemptions
For certain short-term and low value leases, lease payments are recognised in operating expenses on a straight-line basis over the lease term.
Accounting policy for 30 September 2019 under AASB 117
An operating lease under AASB 117 is a lease where substantially all of the risks and rewards of the leased assets remain with the lessor.

Where the Group is the lessee, lease rentals payable are recognised as an expense in the income statement on a straight-line basis over the lease term unless another systematic basis is more appropriate.

Westpac leases various commercial and retail premises and related property and equipment. The ROU asset recognised as a result of these lease arrangements is included in property and equipment in the balance sheet and detailed in the following table:

ROU assets

$m	Property	Other	Total
Consolidated
Balance at 30 September 2019	—	—	—
Impact on adoption of AASB 16	2,686	492	3,178
Restated opening balance	2,686	492	3,178
Additions	354	16	370
Depreciation	(506)	(124)	(630)
Other	—	—	—
Balance at 30 September 2020	2,534	384	2,918
Parent Entity
Balance at 30 September 2019	—	—	—
Impact on adoption of AASB 16	2,432	456	2,888
Restated opening balance	2,432	456	2,888
Additions	319	16	335
Depreciation	(455)	(112)	(567)
Other	(5)	1	(4)
Balance at 30 September 2020	2,291	361	2,652

Lease liabilities

Lease liabilities included in other liabilities in the balance sheet were:

$m	Consolidated	Parent Entity
Lease liabilities – property	2,538	2,309
Lease liabilities – other	387	363
Total lease liabilities as at 30 September 2020	2,925	2,672

The following table presents the future contractual undiscounted cash flows relating to lease liabilities by remaining contractual maturity based on the requirements AASB 16 applicable for the current period:

$m	Consolidated	Parent Entity
Up to one year	568	515
Over 1 year to 5 years	1,537	1,415
Over 5 years	1,101	997
Total undiscounted lease liabilities as at 30 September 2020	3,206	2,927

As comparatives have not been restated on the adoption of AASB 16, the table below presents the operating lease commitments by remaining contractual maturity based on the requirements of AASB 117 applicable for the prior year:

$m	Consolidated	Parent Entity
Up to one year	608	555
Over 1 year to 5 years	1,716	1,583
Over 5 years	1,421	1,305
Total undiscounted lease liabilities as at 30 September 2019	3,745	3,443

The total cash outflow for the year ended 30 September 2020 for leases was $607 million for Group and $555 million for Parent Entity.